UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.    SCHEDULES OF INVESTMENTS

GREENWICH STREET SERIES FUND

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

EQUITY INDEX PORTFOLIO

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS VARIABLE MONEY MARKET FUND

Schedules of Investments (unaudited)	March 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. TREASURY OBLIGATION - 16.8%
$100,000	United States Treasury Bill matures 4/21/05 (Cost - $99,853)	2.65%	$99,853

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 80.2%
125,000	Federal Farm Credit Bank matures 4/4/05	2.66	124,972
100,000	Federal Home Loan Bank matures 4/5/05	2.73	99,970
125,000	Federal Home Loan Mortgage Corp. matures 4/5/05	2.75	124,962
125,000	Federal National Mortgage Association matures 4/1/05	2.66	125,000

	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost - $474,904)		474,904

REPURCHASE AGREEMENT - 3.9%
23,000	Interest in $81,262,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services Inc., 2.660% due 4/1/05; Proceeds at maturity - $23,002; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 7.000% due 7/15/05 to 5/12/10; Market value - $23,461) (Cost - $23,000)		23,000

	TOTAL INVESTMENTS - 100.9% (Cost - $597,757*)		597,757
	Liabilities in Excess of Other Assets - (0.9%)		(5,465)

	TOTAL NET ASSETS - 100.0%		$592,292

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT AGENCIES - 39.9%
		Federal Home Loan Mortgage Corp. (FHLMC):
$164,035		7.000% due 2/1/15 through 5/1/16	$172,414
200,404		6.500% due 9/1/31	208,395
10,600,000		5.000% due 4/13/35 (a)(b)	10,371,443
2,000,000		5.500% due 4/13/35 (a)(b)	2,005,624
2,500,000		6.500% due 4/13/35 (a)(b)	2,594,530
		Federal National Mortgage Association (FNMA):
202,175		5.500% due 12/1/16	206,314
3,000,000		4.000% due 4/18/20 (a)(b)	2,872,500
64,375		7.500% due 2/1/30 through 7/1/31	68,894
1,166,755		6.500% due 3/1/16 through 3/1/32 (c)	1,215,499
1,817,407		6.000% due 8/1/16 through 4/1/32 (c)	1,863,803
829,305		7.000% due 5/1/30 through 4/1/32 (c)	875,056
2,600,000		4.500% due 4/13/35 (a)(b)	2,467,561
1,500,000		5.000% due 4/13/35 (a)(b)	1,466,718
9,250,000		5.500% due 4/13/35 (a)(b)	9,264,449
2,000,000		6.000% due 4/13/35 (a)(b)	2,044,376
		Government National Mortgage Association (GNMA):
483,327		6.500% due 9/15/28 through 2/15/31	505,816
123,210		7.000% due 6/15/28 through 2/15/31	130,436

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $38,545,635)	38,333,828

U.S. TREASURY OBLIGATIONS - 10.3%
		U.S. Treasury Notes:
3,500,000		3.125% due 4/15/09 (c)(d)	3,376,272
1,360,000		3.625% due 1/15/10 (c)	1,327,860
2,500,000		3.875% due 2/15/13 (c)	2,413,965
2,165,000		4.000% due 2/15/14 (c)	2,089,987
630,000		4.250% due 11/15/14 (c)	617,179

		TOTAL U.S. TREASURY OBLIGATIONS (Cost — $10,048,093)	9,825,263

FACE AMOUNT	RATING(e)
ASSET-BACKED SECURITIES - 3.4%
200,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 4.050% due 11/25/34 (f)	204,001
180,527	BBB+	Argent Nim Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (g)	179,931
		Bear Stearns:
54,871	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (g)	54,968
95,509	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (g)	94,966
136,458	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (g)	135,910
408,385	AAA	Commercial Mortgage Pass-Through Certificates,
		Series 2001-J2A, Class A1, 5.447% due 7/16/34 (c)(g)	419,166
		Countrywide Asset-Backed Certificates:
270,000	AA	Series 2004-5, Class M4, 4.100% due 6/25/34 (f)	274,745
138,112	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (g)	137,749
276,513	A	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.070% due 9/25/31 (f)	277,118
230,224	B	First Consumer Master Trust, Series 2001-A, Class A,
		3.120% due 9/15/08 (f)	228,641

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 3.4% (continued)
$423,000	BBB	Metris Master Trust, Series 2001-2, Class B, 3.930% due 11/20/09 (c)(f)	$424,489
		Novastar Home Equity Loan:
90,000	A	Series 2003-4, Class M2, 4.475% due 2/25/34 (f)	92,806
200,000	A+	Series 2004-1, Class M4, 3.825% due 6/25/34 (f)	200,775
		Sail Net Interest Margin Notes:
20,314	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (g)	20,360
124,133	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (g)	124,359
193,738	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (g)	193,816
		Series 2004-11A:
125,722	BBB	Class A2, 4.750% due 1/27/35 (g)	125,768
74,987	BB+	Class B, 7.500% due 1/27/35 (g)	72,011

		TOTAL ASSET-BACKED SECURITIES (Cost — $3,193,323)	3,261,579

CORPORATE BONDS AND NOTES - 19.5%
Aerospace - 0.2%
150,000	BB-	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	158,250

Airlines - 0.1%
		Continental Airlines Inc., Pass-Through Certificates:
100,000	B	Class D, 7.568% due 12/1/06	79,673
20,167	BB	Series 00-2, Class C, 8.312% due 10/2/12	16,368
		United Air Lines, Inc., Pass-Through Certificates:
23,260	NR	Series 00-1, Class B, 8.030% due 1/1/13 (h)	5,507
49,094	NR	Series 00-2, Class B, 7.811% due 4/1/11 (h)	17,507
45,000	NR	Series 01-1, Class C, 6.831% due 3/1/10 (h)	5,742

			124,797

Automotive - 0.5%
25,000	B+	Arvin Capital Trust I, 9.500% due 2/1/27	26,125
275,000	BBB	DaimlerChrysler North America Holdings Corp., Notes, 4.050% due 6/4/08	267,259
134,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	144,720

			438,104

Cable and Other Media - 2.4%
125,000	B+	Cablevision Systems Corp., Sr. Notes, 6.669% due 4/1/09 (f)(g)	133,125
188,212	B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (g)	199,034
		Charter Communications Holdings, LLC:
300,000	CCC-	Sr. Discount Notes, step bond to yield 14.909% due 5/15/11	208,500
		Sr. Notes:
125,000	CCC-	10.750% due 10/1/09	103,125
100,000	CCC-	10.250% due 1/15/10	80,750
220,000	BBB	Comcast Cable Communications Holdings, Notes, 8.375% due 3/15/13	261,803
30,000	BB-	CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11	31,350
125,000	BB-	DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13	135,938
130,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 12.269% due 2/15/11	130,000
175,000	B-	LodgeNet Entertainment Corp., Sr. Sub. Notes, 9.500% due 6/15/13	191,625
175,000	B	Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13	175,438

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Cable and Other Media - 2.4% (continued)
$75,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	$82,219
25,000	B+	PanAmSat Corp., 9.000% due 8/15/14	26,500
		Paxson Communications Corp.:
15,000	CCC-	Sr. Sub. Discount Notes, step bond to yield 11.374% due 1/15/09	14,025
45,000	CCC-	Sr. Sub. Notes, 10.750% due 7/15/08	44,888
185,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	202,575
250,000	BBB+	Time Warner, Inc., Sr. Notes, 7.625% due 4/15/31	294,597

			2,315,492

Chemicals - 1.1%
65,000	B-	BCP Caylux Holdings Luxembourg S.C.A., Sr. Sub. Notes, 9.625% due 6/15/14 (g)	74,425
		FMC Corp.:
50,000	BB+	Notes, Series A, 6.750% due 5/5/05	50,250
25,000	BB+	Sr. Debentures, 7.750% due 7/1/11	26,624
35,000	B+	Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09	37,974
50,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	54,375
75,000	B+	ISP Holdings Inc., Series B, 10.625% due 12/15/09	80,624
105,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	121,274
85,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	98,600
50,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	51,750
75,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	81,375
200,000	CCC+	Rhodia S.A., Sr. Notes, 7.625% due 6/1/10	198,000
10,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	11,900
114,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	125,258

			1,012,429

Consumer Products/Tobacco - 0.7%
44,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	44,660
50,000	CCC+	Del Laboratories, Inc., Notes, 8.000% due 2/1/12 (g)	48,250
185,000	CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	182,225
100,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	83,000
25,000	B-	Leslie’s Poolmart, Inc., Sr. Notes, 7.750% due 2/1/13 (g)	25,375
50,000	B-	Sealy Corp., Sr. Sub. Notes, 8.250% due 6/15/14	52,375
125,000	B-	Simmons Bedding Co., Sr. Discount Notes, step bond to yield 9.955% due 12/15/14 (g)	78,750
60,000	NR	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	64,819
98,000	B	Tempur-Pedic International, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	110,495

			689,949

Containers/Packaging - 0.8%
65,000	B-	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	58,988
200,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	226,500
155,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	166,238
125,000	B+	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	139,375
		Pliant Corp.:
50,000	CCC+	Sr. Secured Notes, 11.125% due 9/1/09	50,250
10,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	8,500

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Containers/Packaging - 0.8% (continued)
$75,000	CCC-	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	$55,875
60,000	CCC-	Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	50,400

			756,126

Energy - 1.8%
125,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 9.160% due 7/15/08 (f)(g)	134,688
		El Paso Corp., Sr. Notes:
50,000	CCC+	7.375% due 12/15/12	48,625
350,000	CCC+	7.800% due 8/1/31	330,750
88,000	B+	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	99,000
		NGC Corp., Sr. Debentures:
125,000	CCC+	7.125% due 5/15/18	98,750
30,000	CCC+	7.625% due 10/15/26	23,287
125,000	B+	Reliant Energy, Inc., Sr. Secured Notes, 9.500% due 7/15/13	136,563
75,000	B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14	73,125
35,000	BB-	Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11	37,538
105,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	114,450
275,000	BBB	Valero Energy Corp., Notes, 4.750% due 6/15/13	268,465
		Vintage Petroleum, Inc.:
50,000	BB-	Sr. Notes, 8.250% due 5/1/12	54,375
25,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	26,625
		Williams Cos., Inc., Notes:
150,000	B+	7.125% due 9/1/11	157,313
125,000	B+	7.625% due 7/15/19	135,938

			1,739,492

Financial - 2.3%
550,000	A+	Bank of America Corp., Jr. Sub. Notes, 7.400% due 1/15/11 (c)	620,777
275,000	BBB	Boston Properties, Inc., Sr. Notes, 6.250% due 1/15/13 (c)	294,609
275,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	249,144
275,000	AA-	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	270,626
65,000	BB	Markel Capital Trust I, Series B, 8.710% due 1/1/46	69,598
165,000	A+	Morgan Stanley, Bonds, 6.600% due 4/1/12	180,364
100,000	CCC-	Ocwen Capital Trust I, 10.875% due 8/1/27	102,750
325,000	A-	Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (c)(g)	418,227

			2,206,095

Food/Beverages/Bottling - 0.3%
40,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	42,500
45,000	BB-	Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17	45,450
155,000	BBB+	Kraft Foods, Inc., Notes, 5.625% due 11/1/11	161,049

			248,999

Gaming - 0.7%
175,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	192,281
75,000	B-	Herbst Gaming, Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (g)	74,999
50,000	B	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (g)	47,687
		Mandalay Resort Group, Sr. Sub. Notes:
30,000	BB-	7.625% due 7/15/13	31,650
80,000	BB-	Series B, 10.250% due 8/1/07	87,400
50,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875% due 2/15/15 (g)	49,750

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Gaming - 0.7% (continued)
$75,000	BB-	Park Place Entertainment Corp., Sr. Sub. Notes, 8.875% due 9/15/08	$82,406
75,000	B-	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13	78,000
50,000	B+	Turning Stone Casino Resort, Sr. Notes, 9.125% due 12/15/10 (g)	52,188

			696,361

Healthcare - 0.6%
75,000	D	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10	37,125
25,000	B	Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08	21,063
25,000	B	Community Health Systems Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (g)	24,499
25,000	B	DaVita, Inc., Sr. Notes, 6.625% due 3/15/13 (g)	24,875
50,000	B	Extendicare Health Services Inc., Sr. Sub. Notes, 9.500% due 7/1/10	54,938
140,000	BB+	HCA Inc., Debentures, 8.360% due 4/15/24	154,057
50,000	B-	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14	52,375
50,000	CCC+	Insight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	49,250
		Tenet Healthcare Corp.:
75,000	B	Notes, 7.375% due 2/1/13	71,063
25,000	B	Sr. Notes, 9.875% due 7/1/14	26,125
50,000	CCC+	Vanguard Health Holding Co. I, LLC, Sr. Discount Notes, step bond to yield 9.384% due 10/1/15	33,625

			548,995

Housing/Building Products - 0.3%
		Associated Materials Inc.:
50,000	B-	Sr. Discount Notes, step bond to yield 9.399% due 3/1/14	35,000
20,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	21,600
75,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12 (g)	83,625
70,000	BB-	Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11	77,768
35,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	39,725

			257,718

Industrial Specialties - 0.1%
50,000	NR	Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08 (i)	43,000
75,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	77,063

			120,063

Lodging/Leisure - 0.5%
40,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	41,200
25,000	B-	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (g)	23,813
130,000	B+	Host Marriott L.P., Notes, 9.500% due 1/15/07	137,800
75,000	CCC-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	52,875
150,000	B	John Q. Hammons Hotels, Inc., Sr. Mortgage Notes, Series B, 8.875% due 5/15/12	161,625
75,000	CCC+	Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09	80,625

			497,938

Machinery - 0.1%
20,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	19,900
25,000	B-	Dresser-Rand Co., Sr. Sub. Notes, 7.375% due 11/1/14 (g)	25,125
30,000	B+	NMGH Holding Co., 10.000% due 5/15/09	32,475
25,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	27,625

			105,125

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Metals/Mining/Steel - 0.3%
$100,000	B-	Mueller Holdings (N.A.), Inc., Sr. Discount Notes, step bond to yield 12.068% due 4/15/14	$69,500
75,000	B	Novelis, Inc., Sr. Notes, 7.250% due 2/15/15 (g)	73,875
75,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	89,919
30,000	B	Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09	31,800

			265,094

Oil and Gas - 0.3%
300,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14 (c)	313,956

Paper/Forest Products - 0.8%
75,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (g)	73,875
50,000	BB-	Appleton Papers Inc., Sr. Notes, 8.125% due 6/15/11	51,875
100,000	BB	Bowater Inc., Notes, 7.950% due 11/15/11	104,250
28,000	B	Buckeye Technologies Inc., Sr. Sub. Notes, 9.250% due 9/15/08	28,000
300,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	283,184
150,000	B-	MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12	162,000
100,000	B	Stone Container Corp., 7.375% due 7/15/14	99,500

			802,684

Publishing/Printing - 0.7%
125,000	B-	Advanstar Communications, Inc., Sr. Secured Notes, 10.750% due 8/15/10	139,688
65,000	B	Dex Media East, LLC, Notes, 12.125% due 11/15/12	77,350
		Dex Media West, LLC:
100,000	B	Sr. Notes, Series B, 8.500% due 8/15/10	107,250
73,000	B	Sr. Sub. Notes, Series B, 9.875% due 8/15/13	81,759
100,000	B-	Houghton Mifflin, Co., Sr. Sub. Discount Notes, step bond to yield 11.492% due 10/15/13	70,000
		RH Donnelley Corp., Sr. Sub. Notes:
100,000	B+	10.875% due 12/15/12 (g)	115,750
25,000	B+	10.875% due 12/15/12	28,937
33,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	33,000

			653,734

Real Estate Investment Trusts - 0.3%
300,000	BBB-	iStar Financial Inc., Sr. Notes, 5.150% due 3/1/12	290,637

Restaurants - 0.0%
25,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (g)	25,875

Services/Other - 1.2%
50,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	51,500
		Allied Waste North America Inc., Sr. Secured Notes, Series B:
115,000	BB-	8.500% due 12/1/08	118,450
50,000	B+	7.375% due 4/15/14	45,500
50,000	B	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	52,499
25,000	BB-	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (g)	24,124
75,000	B	IMCO Recycling, Inc., 10.375% due 10/15/10	83,625
200,000	B	Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13	203,000
75,000	B+	Mail-Well, Inc., Sr. Notes, 9.625% due 3/15/12	80,249
		Muzak LLC:
135,000	CCC-	Sr. Notes, 10.000% due 2/15/09	111,375
50,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	22,749
25,000	B+	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (g)	25,000

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Services/Other - 1.2% (continued)
		Service Corp. International:
$55,000	BB	Debentures, 7.875% due 2/1/13	$56,925
		Sr. Notes:
55,000	BB	6.875% due 10/1/07	55,963
195,000	BB	6.500% due 3/15/08	196,463

			1,127,422

Supermarkets/Drugstores - 0.3%
25,000	B-	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	26,750
200,000	BBB	Safeway, Inc., Sr. Debentures, 7.250% due 2/1/31	218,227

			244,977

Technology/Electronics - 0.3%
		Amkor Technology, Inc.:
125,000	B	Sr. Notes, 7.125% due 3/15/11	105,938
60,000	CCC+	Sr. Sub Notes, 10.500% due 5/1/09	54,000
75,000	B-	Nortel Networks Ltd., Notes, 6.875% due 9/1/23	69,750
50,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	50,500

			280,188

Telecommunications - 1.4%
50,600	CCC	Airgate PCS, Inc., Sr. Secured Sub. Notes, 9.375% due 9/1/09	53,888
		Alamosa Holdings, Inc.:
44,000	CCC+	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	48,070
54,000	CCC+	Sr. Notes, 11.000% due 7/31/10	61,695
225,000	A	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31 (c)	297,737
50,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10 (h)(i)(j)	5
25,000	B+	Intelsat, Ltd., Sr. Notes, 7.805% due 1/15/12 (f)(g)	25,500
10,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	11,025
125,000	BB	Nextel Communications, Inc., Bonds, 7.375% due 8/1/15	132,656
44,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	48,620
250,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	292,568
		Qwest Services Corp.:
98,000	B	14.000% due 12/15/14 (g)	118,825
160,000	B	Sr. Secured Debentures, 14.000% due 12/15/10 (g)	186,000
50,000	CCC	Ubiquitel Operating Co., Sr. Notes, 9.875% due 3/1/11	55,375
50,000	B	Zeus Special Subsidiary Ltd., Sr. Discount Notes, step bond to yield 9.253% due 2/1/15 (g)	31,875

			1,363,839

Textile/Apparel - 0.1%
100,000	B-	Levi Strauss & Co., Sr. Notes, 9.750% due 1/15/15 (g)	98,750
32,000	B+	William Carter, Sr. Sub. Notes, Series B, 10.875% due 8/15/11	35,520

			134,270

Tower - 0.3%
19,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	20,044
		Crown Castle International Corp., Sr. Notes:
10,000	CCC+	10.750% due 8/1/11	10,725
75,000	CCC+	7.500% due 12/1/13	82,688
75,000	CCC-	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (g)	78,000
100,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	104,750

			296,207

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Transportation - 0.0%
$45,000	BB+	Windsor Petroleum Transportation Corp., Secured Notes, 7.840% due 1/15/21 (g)	$47,358

Utilities - 1.0%
55,000	B-	AES Corp., Sr. Notes, 9.500% due 6/1/09	60,430
45,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	51,490
175,000	B	Calpine Corp., Sr. Secured Notes, 8.500% due 7/15/10 (g)	138,249
300,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08 (c)	296,589
		Edison Mission Energy, Sr. Notes:
100,000	B+	10.000% due 8/15/08	111,625
25,000	B+	7.730% due 6/15/09	26,188
25,000	B+	9.875% due 4/15/11	29,000
78,000	B	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (g)	82,875
90,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	109,800
25,000	B+	Reliant Energy, Inc., Sr. Secured Notes, 9.250% due 7/15/10	26,875

			933,121

		TOTAL CORPORATE BONDS AND NOTES (Cost — $18,225,730)	18,695,295

CONVERTIBLE CORPORATE NOTES - 0.0%
Technology/Electronics - 0.0%
1,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 10.746% due 9/12/20 (Cost — $527)	544

SHARES
COMMON STOCK - 0.2%
Aerospace - 0.0%
95		Northrop Grumman Corp.	5,128

Food/Beverages/Bottling - 0.0%
3,630		Aurora Foods Inc. (i)(j)(k)	0

Semiconductor Equipment and Products - 0.0%
63		Freescale Semiconductor Inc., Class B Shares (k)	1,087

Services/Other - 0.0%
369		Outsourcing Solutions, Inc. (j)(k)	1,290

Telecommunications - 0.2%
6,004		Alamosa Holdings, Inc. (k)	70,067
66		McLeodUSA Inc., Class A Shares (k)	12
578		Motorola, Inc.	8,653
6,485		Telewest Global, Inc. (k)	115,368

			194,100

Tower - 0.0%
1,274		Crown Castle International Corp. (k)	20,460

		TOTAL COMMON STOCK (Cost — $402,107)	222,065

PREFERRED STOCK - 0.2%
Telecommunications - 0.1%
125		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	108,531

Tower - 0.1%
700		Crown Castle International Corp., 6.250% due 8/15/12 (k)	35,438

		TOTAL PREFERRED STOCK (Cost — $56,298)	143,969

WARRANTS (k) - 0.0%
Containers/Packaging - 0.0%
10		Pliant Corp., Expire 6/1/10 (g)(i)(j)	0

Publishing/Printing - 0.0%
60		Merrill Corp., Expire 5/1/09 (g)(i)(j)	0

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

WARRANTS			SECURITY	VALUE
Technology/Electronics - 0.0%
60			Cybernet Internet Services International, Inc., Expire 7/1/09 (g)(i)(j)	$0

Telecommunications - 0.0%
50			GT Group Telecom Inc., Expire 2/1/10 (g)(i)(j)	0
40			Horizon PCS, Inc., Expire 10/1/10 (g)(i)(j)	0
100			Iridium World Communications Ltd., Expire 7/15/05 (g)(i)(j)	1
50			IWO Holdings, Inc., Expire 1/15/11 (g)(i)(j)	0
150			RSL Communications Ltd., Expire 11/15/06 (i)(j)	0

				1

Tower - 0.0%
50			American Tower Corp., Expire 8/1/08 (g)	11,225

			TOTAL WARRANTS (Cost — $24,883)	11,226

FACE AMOUNT		RATING(e)
SOVEREIGN DEBT - DEVELOPED MARKETS (l) - 9.3%
Finland - 1.8%
1,150,000		AAA	Republic of Finland, Bonds, 5.750% due 2/23/11 (c)	1,693,906

France - 1.5%
1,100,000		Aaa*	French Treasury Note, Notes, 3.500% due 7/12/09 (c)	1,457,723

Germany - 2.8%
			Bundesrepublic Deutschland, Bonds:
700,000		AAA	Series 00, 5.250% due 1/4/11 (c)	1,007,353
1,200,000		AAA	Series 02, 5.000% due 1/4/12 (c)	1,716,429

				2,723,782

Italy - 0.6%
525,000	USD	AA-	Region of Lombardy, Bonds, 5.804% due 10/25/32 (c)	559,053

Netherlands - 2.6%
1,760,000		AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/11 (c)	2,505,657

			TOTAL SOVEREIGN DEBT - DEVELOPED MARKETS (Cost — $8,641,278)	8,940,121

SOVEREIGN DEBT - EMERGING MARKETS - 11.9%
Argentina - 0.4%
700,000		D	Republic of Argentina, Series L-GP, 6.000% due 3/31/23	409,500

Brazil - 3.1%
			Federal Republic of Brazil:
			Bonds:
125,000		BB-	10.500% due 7/14/14	138,094
200,000		BB-	10.125% due 5/15/27	210,500
360,000		BB-	12.250% due 3/6/30	437,400
175,000		BB-	11.000% due 8/17/40	194,819
1,283,834		BB-	Series 18 Years, 3.125% due 4/15/12 (c)(f)	1,206,804
757,608		BB-	Series 20 Years, 8.000% due 4/15/14 (c)	751,453

				2,939,070

Bulgaria - 0.1%
100,000		BBB-	Republic of Bulgaria, Bonds, Series REGS, 8.250% due 1/15/15	122,250

Colombia - 0.5%
			Republic of Colombia:
			Bonds:
125,000		BB	8.125% due 5/21/24	115,625
200,000		BB	10.375% due 1/28/33	213,000
165,000		BB	Notes, 10.000% due 1/23/12	180,675

				509,300

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Ecuador - 0.3%
$275,000	B-	Republic of Ecuador, Bonds, Series REGS, 12.000% due 11/15/12	$277,063

Mexico - 2.4%
		United Mexican States:
125,000	BBB	Bonds, Series A, 8.000% due 9/24/22	142,500
		Notes:
950,000	BBB	6.625% due 3/3/15 (c)	989,188
		Series A:
225,000	BBB	6.375% due 1/16/13	233,269
750,000	BBB	5.875% due 1/15/14	746,250
150,000	BBB	7.500% due 4/8/33	159,675

			2,270,882

Panama - 0.3%
		Republic of Panama, Bonds:
80,000	BB	9.625% due 2/8/11	91,200
125,000	BB	9.375% due 1/16/23	141,250
50,000	BB	8.875% due 9/30/27	54,125

			286,575

Peru - 0.5%
		Republic of Peru:
127,500	BB	Bonds, Series 20 Years, 5.000% due 3/7/17	119,213
300,000	BB	Notes, 9.125% due 2/21/12	340,125

			459,338

Philippines - 0.7%
		Republic of Philippines:
		Bonds:
50,000	BB-	8.875% due 3/17/15	50,625
125,000	BB-	9.875% due 1/15/19	131,250
		Notes:
325,000	BB-	8.375% due 3/12/09	344,094
150,000	BB-	10.625% due 3/16/25	161,813

			687,782

Russia - 2.1%
		Russian Federation, Bonds, Series REGS:
375,000	BBB-	11.000% due 7/24/18	519,375
1,485,000	BBB-	5.000% due 3/31/30 (c)	1,526,283

			2,045,658

South Africa - 0.1%
50,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	52,688

Turkey - 0.6%
		Republic of Turkey:
		Notes:
125,000	BB-	9.000% due 6/30/11	136,875
145,000	BB-	11.500% due 1/23/12	177,263
80,000	BB-	11.000% due 1/14/13	97,200
125,000	BB-	Sr. Bonds, 11.875% due 1/15/30	167,813

			579,151

Venezuela - 0.6%
		Republic of Venezuela, Notes:
300,000	B	10.750% due 9/19/13	336,000
250,000	B	8.500% due 10/8/14	248,750

			584,750

See Notes to Schedules of Investments.

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(e)	SECURITY	VALUE
Ukraine - 0.2%
		Ukraine Government:
$100,000	B+	6.875% due 3/4/11	$103,000
100,000	B+	Bonds, 7.650% due 6/11/13	107,500

			210,500

		TOTAL SOVEREIGN DEBT - EMERGING MARKETS (Cost — $10,821,770)	11,434,507

		SUB-TOTAL INVESTMENTS (Cost — $89,959,644)	90,868,397

REPURCHASE AGREEMENT - 39.4%
37,842,000		Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services Inc., 2.840% due 4/1/05; Proceeds at maturity - $37,844,985; (Fully collateralized by various U.S. Government Obligations and Agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market Value - $38,598,849) (Cost - $37,842,000)	37,842,000

		TOTAL INVESTMENTS - 134.1% (Cost — $127,801,644**)	128,710,397
		Liabilities in Excess of Other Assets - (34.1%)	(32,713,632)

		TOTAL NET ASSETS - 100.0%	$95,996,765

(a)	Security acquired under mortgage dollar roll agreement.

(b)	Security is traded on a “to-be-announced” basis.

(c)	All or a portion of this security is segregated for open forward foreign currency contracts, futures contracts commitments and/or to-be-announced (“TBA”) securities.

(d)	A portion of this security is held as collateral for open futures contracts commitments.

(e)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

(f)	Variable rate security.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

(h)	Security is currently in default.

(i)	Security has been deemed illiquid.

(j)	Security is fair valued in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Non-income producing security.

(l)	Face amount represents local currency, unless otherwise indicated.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 44 and 45 for definitions of ratings.

Abbreviation used in this schedule:

USD    - U.S. Dollar

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 93.3%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
400	BorgWarner, Inc.	$19,472

Automobiles - 0.6%
2,900	Fleetwood Enterprises, Inc. (a)	25,230

Internet & Catalog Retail - 0.2%
500	IAC/InterActiveCorp (a)	11,135

Leisure Equipment & Products - 2.8%
3,000	Hasbro, Inc.	61,350
3,000	Mattel, Inc.	64,050

		125,400

Media - 7.4%
2,100	Comcast Corp., Special Class A Shares (a)	70,140
4,100	News Corp., Class B Shares	72,201
4,250	Time Warner Inc. (a)	74,588
1,500	Viacom Inc., Class B Shares	52,245
2,300	The Walt Disney Co.	66,079

		335,253

Specialty Retail - 1.4%
1,600	The Home Depot, Inc.	61,184

	TOTAL CONSUMER DISCRETIONARY	577,674

CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 1.1%
2,525	Safeway Inc. (a)	46,788

Food Products - 0.5%
600	Unilever PLC, Sponsored ADR	24,000

	TOTAL CONSUMER STAPLES	70,788

ENERGY - 9.1%
Energy Equipment & Services - 2.5%
600	Baker Hughes Inc.	26,694
2,300	GlobalSantaFe Corp.	85,192

		111,886

Oil & Gas - 5.4%
1,000	Anadarko Petroleum Corp.	76,100
200	BP PLC, Sponsored ADR	12,480
500	Canadian Natural Resources Ltd.	28,410
1,600	ChevronTexaco Corp.	93,296
100	ConocoPhillips	10,784
200	Exxon Mobil Corp.	11,920
100	Murphy Oil Corp.	9,873

		242,863

Oil Gas & Consumable Fuels - 1.2%
2,900	The Williams Cos., Inc.	54,549

	TOTAL ENERGY	409,298

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 19.9%
Banks - 1.3%
7	Mitsubishi Tokyo Financial Group, Inc.	$60,714

Capital Markets - 4.2%
1,200	The Bank of New York Co., Inc.	34,860
1,100	Merrill Lynch & Co., Inc.	62,260
800	Morgan Stanley	45,800
1,000	State Street Corp.	43,720

		186,640

Consumer Finance - 3.2%
1,700	American Express Co.	87,329
2,300	MBNA Corp.	56,465

		143,794

Diversified Financials - 1.6%
2,100	JPMorgan Chase & Co.	72,660

Insurance - 5.8%
900	Ambac Financial Group, Inc.	67,275
1,100	American International Group, Inc.	60,951
900	The Chubb Corp.	71,343
900	The Hartford Financial Services Group, Inc.	61,704

		261,273

Real Estate - 0.6%
1,900	Digital Realty Trust, Inc.	27,303

Thrifts & Mortgage Finance - 3.2%
1,000	MGIC Investment Corp.	61,670
2,200	The PMI Group, Inc.	83,622

		145,292

	TOTAL FINANCIALS	897,676

HEALTHCARE - 12.5%
Biotechnology - 1.9%
500	Amgen Inc. (a)	29,105
10,300	Aphton Corp. (a)	13,081
2,917	Enzo Biochem, Inc. (a)	42,063

		84,249

Healthcare Providers & Services - 0.7%
900	McKesson Corp.	33,975

Pharmaceuticals - 9.9%
2,000	Abbott Laboratories	93,240
200	Eli Lilly and Co.	10,420
1,600	GlaxoSmithKline PLC, ADR	73,472
1,400	Johnson & Johnson	94,024
700	Novartis AG, ADR	32,746
2,500	Pfizer Inc.	65,675
1,800	Wyeth	75,924

		445,501

	TOTAL HEALTHCARE	563,725

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.1%
Aerospace & Defense - 4.0%
800	The Boeing Co.	$46,768
1,400	Honeywell International Inc.	52,094
2,100	Raytheon Co.	81,270

		180,132

Airlines - 1.4%
4,400	Southwest Airlines Co.	62,656

Commercial Services & Supplies - 0.3%
1,300	IKON Office Solutions, Inc.	12,857

Machinery - 1.4%
700	Caterpillar Inc.	64,008

	TOTAL INDUSTRIALS	319,653

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 4.0%
1,900	Cisco Systems, Inc. (a)	33,991
18,500	Lucent Technologies Inc. (a)	50,875
3,000	Motorola, Inc.	44,910
3,200	Nokia Oyj, Sponsored ADR	49,376

		179,152

Computers & Peripherals - 2.0%
1,400	Electronics for Imaging, Inc. (a)	24,976
700	International Business Machines Corp.	63,966

		88,942

Electronic Equipment & Instruments - 3.7%
2,400	Agilent Technologies, Inc. (a)	53,280
700	Maxwell Technologies, Inc. (a)	6,419
200	Samsung Electronics Co., Ltd., GDR (b)	49,500
16,300	Solectron Corp. (a)	56,561

		165,760

Internet Software & Services - 0.6%
5,200	RealNetworks, Inc. (a)	30,056

IT Consulting & Services - 0.4%
500	SunGard Data Systems Inc. (a)	17,250

Semiconductor Equipment & Products - 4.3%
2,700	Applied Materials, Inc. (a)	43,875
600	Novellus Systems, Inc. (a)	16,038
7,257	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	61,539
2,900	Texas Instruments Inc.	73,921

		195,373

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 2.2%
4,200	Micromuse Inc. (a)	$19,026
3,300	Microsoft Corp.	79,761

		98,787

	TOTAL INFORMATION TECHNOLOGY	775,320

MATERIALS - 10.2%
Chemicals - 4.2%
1,600	The Dow Chemical Co.	79,760
900	E.I. du Pont de Nemours & Co.	46,116
2,100	Engelhard Corp.	63,063

		188,939

Metals & Mining - 4.3%
2,200	Alcoa Inc.	66,858
900	Allegheny Technologies Inc.	21,699
1,700	Newmont Mining Corp.	71,825
1,400	RTI International Metals, Inc. (a)	32,760
1,000	WGI Heavy Minerals, Inc. (a)	2,418

		195,560

Paper & Forest Products - 1.7%
1,100	Weyerhaeuser Co.	75,350

	TOTAL MATERIALS	459,849

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
2,400	SBC Communications Inc.	56,856

Wireless Telecommunication Services - 1.5%
2,600	Vodafone Group PLC, Sponsored ADR	69,056

	TOTAL TELECOMMUNICATION SERVICES	125,912

UTILITIES - 0.1%
Multi-Utilities - 0.1%
500	Dynegy Inc., Class A Shares (a)	1,955

	TOTAL COMMON STOCK (Cost - $3,811,901)	4,201,850

FACE AMOUNT
REPURCHASE AGREEMENTS - 7.7%
$ 145,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity - $145,011; (Fully collateralized by Federal National Mortgage Association Discount Notes, 0.000% due 4/13/05 to 2/24/06; Market value - $147,901)	145,000
100,000	Interest in $668,807,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $100,008; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflationary Index Notes, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $102,000)	100,000

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 7.7% (continued)
$100,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services, Inc., 2.840% due 4/1/05; Proceeds at maturity - $100,008; (Fully collateralized by various U.S. Government Agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $102,000)	$100,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $345,000)	345,000

	TOTAL INVESTMENTS - 101.0% (Cost - $4,156,901*)	4,546,850
	Liabilities in Excess of Other Assets - (1.0%)	(44,833)

	TOTAL NET ASSETS - 100.0%	$4,502,017

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR    - American Depositary Receipt

GDR    - Global Depositary Receipt

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.1%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
11,107	Cooper Tire & Rubber Co.	$203,925
22,483	Dana Corp.	287,558
83,511	Delphi Corp.	374,129
25,934	The Goodyear Tire & Rubber Co. (a)	346,219
28,069	Johnson Controls, Inc.	1,565,127
19,639	Visteon Corp.	112,139

		2,889,097

Automobiles - 0.5%
272,871	Ford Motor Co.	3,091,628
83,598	General Motors Corp.	2,456,945
45,060	Harley-Davidson, Inc.	2,602,666

		8,151,239

Hotels, Restaurants & Leisure - 1.5%
77,700	Carnival Corp.	4,025,637
22,820	Darden Restaurants, Inc.	700,118
16,466	Harrah’s Entertainment, Inc.	1,063,374
56,273	Hilton Hotels Corp.	1,257,702
51,688	International Game Technology	1,378,002
30,537	Marriott International, Inc., Class A Shares	2,041,704
187,929	McDonald’s Corp.	5,852,109
59,000	Starbucks Corp. (a)	3,047,940
30,248	Starwood Hotels & Resorts Worldwide, Inc.	1,815,787
16,911	Wendy’s International, Inc.	660,205
43,901	Yum! Brands, Inc.	2,274,511

		24,117,089

Household Durables - 0.6%
11,624	The Black & Decker Corp.	918,180
18,462	Centex Corp.	1,057,319
21,677	Fortune Brands, Inc.	1,747,817
6,087	KB Home	714,979
28,406	Leggett & Platt, Inc.	820,365
11,867	Maytag Corp.	165,782
40,962	Newell Rubbermaid Inc.	898,706
17,192	Pulte Homes, Inc.	1,265,847
8,750	Snap-on Inc.	278,162
11,074	The Stanley Works	501,320
10,341	Whirlpool Corp.	700,396

		9,068,873

Internet & Catalog Retail - 0.4%
177,304	eBay Inc. (a)	6,606,347

Leisure Equipment & Products - 0.2%
13,862	Brunswick Corp.	649,435

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Leisure Equipment & Products - 0.2% (continued)
42,725	Eastman Kodak Co.	$1,390,699
24,605	Hasbro, Inc.	503,172
64,150	Mattel, Inc.	1,369,603

		3,912,909

Media - 4.0%
86,336	Clear Channel Communications, Inc.	2,976,002
334,625	Comcast Corp., Class A Shares (a)	11,303,633
10,339	Dow Jones & Co., Inc.	386,368
40,163	Gannett Co., Inc.	3,176,090
61,945	The Interpublic Group of Cos., Inc. (a)	760,685
11,933	Knight-Ridder, Inc.	802,494
28,502	The McGraw Hill Cos., Inc.	2,486,800
6,658	Meredith Corp.	311,262
424,658	News Corp., Class A Shares	7,185,213
22,414	The New York Times Co., Class A Shares	819,904
28,323	Omnicom Group Inc.	2,507,152
678,416	Time Warner Inc. (a)	11,906,201
46,210	Tribune Co.	1,842,393
43,221	Univision Communications Inc., Class A Shares (a)	1,196,789
259,979	Viacom Inc., Class B Shares	9,055,069
304,927	The Walt Disney Co.	8,760,553

		65,476,608

Multi-Line Retail - 2.9%
17,777	Big Lots, Inc. (a)	213,680
68,284	Costco Wholesale Corp.	3,016,787
10,405	Dillard’s, Inc., Class A Shares	279,894
46,334	Dollar General Corp.	1,015,178
25,457	Family Dollar Stores, Inc.	772,875
26,822	Federated Department Stores, Inc.	1,706,952
40,817	J.C. Penney Co., Inc.	2,119,219
48,046	Kohl’s Corp. (a)	2,480,615
43,141	The May Department Stores Co.	1,597,080
18,259	Nordstrom, Inc.	1,011,183
135,623	Target Corp.	6,783,862
504,904	Wal-Mart Stores, Inc.	25,300,739

		46,298,064

Specialty Retail - 2.3%
34,781	AutoNation, Inc. (a)	658,752
11,123	AutoZone, Inc. (a)	953,241
44,375	Bed Bath & Beyond Inc. (a)	1,621,463
44,062	Best Buy Co., Inc.	2,379,789
31,572	Circuit City Stores, Inc.	506,731
112,527	The Gap, Inc.	2,457,590
332,176	The Home Depot, Inc.	12,702,410

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Specialty Retail - 2.3% (continued)
56,341	Limited Brands	$1,369,086
117,025	Lowe’s Cos., Inc.	6,680,957
46,091	Office Depot, Inc. (a)	1,022,298
14,299	OfficeMax Inc.	479,017
24,227	RadioShack Corp.	593,562
19,408	The Sherwin-Williams Co.	853,758
74,406	Staples, Inc.	2,338,581
21,821	Tiffany & Co.	753,261
75,010	The TJX Cos., Inc.	1,847,496
31,314	Toys “R” Us, Inc. (a)	806,649

		38,024,641

Textiles & Apparel - 0.4%
27,819	Coach, Inc. (a)	1,575,390
18,744	Jones Apparel Group, Inc.	627,737
16,398	Liz Claiborne, Inc.	658,052
34,119	NIKE, Inc., Class B Shares	2,842,454
8,260	Reebok International Ltd.	365,918
14,418	V.F. Corp.	852,681

		6,922,232

	TOTAL CONSUMER DISCRETIONARY	211,467,099

CONSUMER STAPLES - 8.5%
Beverages - 2.3%
120,972	Anheuser-Busch Co., Inc.	5,732,863
13,377	Brown-Forman Corp., Class B Shares	732,391
342,054	The Coca-Cola Co.	14,253,390
50,876	Coca-Cola Enterprises Inc.	1,043,976
12,395	Molson Coors Brewing Co., Class B Shares	956,522
31,217	Pepsi Bottling Group, Inc.	869,393
254,321	PepsiCo, Inc.	13,486,643

		37,075,178

Food & Drug Retailing - 1.1%
54,462	Albertson’s, Inc.	1,124,640
58,879	CVS Corp.	3,098,213
111,101	The Kroger Co. (a)	1,780,949
65,793	Safeway Inc. (a)	1,219,144
20,167	SUPERVALU Inc.	672,569
95,859	Sysco Corp.	3,431,752
152,573	Walgreen Co.	6,777,293

		18,104,560

Food Products - 1.2%
91,220	Archer-Daniels-Midland Co.	2,242,188
48,398	Campbell Soup Co.	1,404,510
79,592	ConAgra Foods, Inc.	2,150,576
50,426	General Mills, Inc.	2,478,438

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Food Products - 1.2% (continued)
52,350	H.J. Heinz Co.	$1,928,574
34,694	Hershey Foods Corp.	2,097,599
52,174	Kellogg Co.	2,257,569
20,643	McCormick & Co., Inc.	710,738
117,672	Sara Lee Corp.	2,607,612
29,119	Wm. Wrigley Jr. Co.	1,909,333

		19,787,137

Household Products - 1.9%
22,240	The Clorox Co.	1,400,898
79,171	Colgate-Palmolive Co.	4,130,351
74,609	Kimberly-Clark Corp.	4,904,050
377,672	The Procter & Gamble Co.	20,016,616

		30,451,915

Personal Products - 0.7%
12,615	Alberto-Culver Co.	603,754
70,000	Avon Products, Inc.	3,005,800
149,619	The Gillette Co.	7,552,767

		11,162,321

Tobacco - 1.3%
304,653	Altria Group, Inc.	19,921,260
24,837	UST Inc.	1,284,073

		21,205,333

	TOTAL CONSUMER STAPLES	137,786,444

ENERGY - 8.4%
Energy Equipment & Services - 1.1%
49,784	Baker Hughes Inc.	2,214,890
23,666	BJ Services Co.	1,227,792
65,734	Halliburton Co.	2,842,996
20,540	Nabors Industries, Ltd. (a)	1,214,736
25,381	National Oilwell Varco, Inc. (a)	1,185,293
19,988	Noble Corp.	1,123,525
15,692	Rowan Cos., Inc.	469,662
87,605	Schlumberger Ltd.	6,174,400
47,420	Transocean Inc. (a)	2,440,233

		18,893,527

Oil & Gas - 7.3%
12,402	Amerada Hess Corp.	1,193,196
37,541	Anadarko Petroleum Corp.	2,856,870
48,230	Apache Corp.	2,953,123
9,455	Ashland, Inc.	637,929
58,705	Burlington Resources, Inc.	2,939,359
318,460	ChevronTexaco Corp.	18,569,403
101,972	ConocoPhillips	10,996,660

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 7.3% (continued)
69,190	Devon Energy Corp.	$3,303,822
34,356	EOG Resources, Inc.	1,674,511
949,808	Exxon Mobil Corp.	56,608,557
24,298	Kerr-McGee Corp.	1,903,262
50,507	Marathon Oil Corp.	2,369,788
57,769	Occidental Petroleum Corp.	4,111,420
11,466	Sunoco, Inc.	1,186,960
38,606	Unocal Corp.	2,381,604
37,995	Valero Energy Corp.	2,783,894
52,565	XTO Energy, Inc.	1,726,235

		118,196,593

	TOTAL ENERGY	137,090,120

FINANCIALS - 19.7%
Banks - 6.8%
52,427	AmSouth Bancorp.	1,360,481
607,856	Bank of America Corp.	26,806,450
115,293	The Bank of New York Co., Inc.	3,349,262
81,397	BB&T Corp.	3,180,995
25,937	Comerica Inc.	1,428,610
18,260	Compass Bancshares, Inc.	829,004
79,126	Fifth Third Bancorp	3,400,835
18,584	First Horizon National Corp.	758,041
41,593	Golden West Financial Corp.	2,516,377
33,836	Huntington Bancshares Inc.	808,680
62,398	KeyCorp	2,024,815
15,300	M&T Bank Corp.	1,561,518
31,510	Marshall & Ilsley Corp.	1,315,543
64,193	Mellon Financial Corp.	1,832,068
94,034	National City Corp.	3,150,139
67,779	North Fork Bancorp., Inc.	1,880,189
30,440	Northern Trust Corp.	1,322,314
41,354	PNC Financial Services Group	2,128,904
69,009	Regions Financial Corp.	2,235,892
45,970	Sovereign Bancorp, Inc.	1,018,695
51,184	SunTrust Banks, Inc.	3,688,831
44,994	Synovus Financial Corp.	1,253,533
285,437	U.S. Bancorp	8,226,294
239,562	Wachovia Corp.	12,196,101
133,801	Washington Mutual, Inc.	5,285,140
251,968	Wells Fargo & Co.	15,067,686
13,434	Zions Bancorp.	927,215

		109,553,612

Diversified Financials - 8.2%
179,918	American Express Co.	9,242,388

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 8.2% (continued)
16,659	The Bear Stearns Cos. Inc.	$1,664,234
34,375	Capital One Financial Corp.	2,570,219
176,334	The Charles Schwab Corp.	1,853,270
32,792	CIT Group Inc.	1,246,096
767,094	Citigroup, Inc. (b)(c)	34,473,204
82,633	Countrywide Financial Corp.	2,682,267
54,844	E*TRADE Financial Corp. (a)	658,128
144,681	Fannie Mae	7,877,880
14,169	Federated Investors, Inc., Class B Shares	401,124
29,358	Franklin Resources, Inc.	2,015,427
102,457	Freddie Mac	6,475,282
66,075	The Goldman Sachs Group, Inc.	7,267,589
35,761	Janus Capital Group, Inc.	498,866
526,300	JPMorgan Chase & Co.	18,209,980
41,124	Lehman Brothers Holdings Inc.	3,872,236
190,413	MBNA Corp.	4,674,639
139,275	Merrill Lynch & Co., Inc.	7,882,965
20,311	Moody’s Corp.	1,642,347
163,210	Morgan Stanley	9,343,773
47,843	Principal Financial Group, Inc.	1,841,477
42,900	Providian Financial Corp. (a)	736,164
67,122	SLM Corp.	3,345,360
49,914	State Street Corp.	2,182,240
17,768	T. Rowe Price Group Inc.	1,055,064

		133,712,219

Insurance - 4.2%
41,491	ACE Ltd.	1,712,334
76,298	AFLAC, Inc.	2,842,863
104,570	Allstate Corp.	5,653,054
15,832	Ambac Financial Group, Inc.	1,183,442
388,267	American International Group, Inc.	21,513,874
46,808	Aon Corp.	1,069,095
28,033	The Chubb Corp.	2,222,176
23,747	Cincinnati Financial Corp.	1,035,607
43,349	The Hartford Financial Services Group, Inc.	2,972,007
20,908	Jefferson-Pilot Corp.	1,025,537
26,357	Lincoln National Corp.	1,189,755
23,763	Loews Corp.	1,747,531
78,803	Marsh & McLennan Cos., Inc.	2,397,187
21,354	MBIA Inc.	1,116,387
113,231	MetLife, Inc.	4,427,332
14,705	MGIC Investment Corp.	906,857
29,974	The Progressive Corp.	2,750,414
80,275	Prudential Financial, Inc.	4,607,785
20,517	SAFECO Corp.	999,383

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Insurance - 4.2% (continued)
98,755	The St. Paul Travelers Cos., Inc.	$3,627,271
16,790	Torchmark Corp.	876,438
43,973	UnumProvident Corp.	748,420
20,523	XL Capital Ltd., Class A Shares	1,485,250

		68,109,999

Real Estate - 0.5%
13,949	Apartment Investment and Management Co., Class A Shares	518,903
29,122	Archstone-Smith Trust	993,351
59,448	Equity Office Properties Trust	1,791,168
41,591	Equity Residential	1,339,646
27,311	Plum Creek Timber Co., Inc.	975,003
26,777	ProLogis	993,427
30,440	Simon Property Group, Inc.	1,844,055

		8,455,553

	TOTAL FINANCIALS	319,831,383

HEALTHCARE - 12.8%
Biotechnology - 1.1%
191,757	Amgen Inc. (a)	11,162,175
48,859	Biogen Idec Inc. (a)	1,686,124
21,919	Chiron Corp. (a)	768,480
33,694	Genzyme Corp. (a)	1,928,645
64,364	Gilead Sciences, Inc. (a)	2,304,231
36,976	MedImmune, Inc. (a)	880,399

		18,730,054

Healthcare Equipment & Supplies - 2.1%
30,978	Applera Corp. - Applied Biosystems Group	611,506
7,814	Bausch & Lomb, Inc.	572,766
91,038	Baxter International, Inc.	3,093,471
37,513	Becton Dickinson & Co.	2,191,509
38,176	Biomet, Inc.	1,385,789
109,470	Boston Scientific Corp. (a)	3,206,376
15,442	C.R. Bard, Inc.	1,051,291
16,814	Fisher Scientific International Inc. (a)	957,053
46,455	Guidant Corp.	3,433,025
35,773	IMS Health Inc.	872,503
180,388	Medtronic, Inc.	9,190,769
7,341	Millipore Corp. (a)	318,599
51,430	St. Jude Medical, Inc. (a)	1,851,480
55,098	Stryker Corp.	2,457,922
36,066	Zimmer Holdings, Inc. (a)	2,806,295

		34,000,354

Healthcare Providers & Services - 2.4%
45,683	Aetna, Inc.	3,423,941
16,784	AmerisourceBergen Corp.	961,555

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 2.4% (continued)
64,786	Cardinal Health, Inc.	$3,615,059
66,631	Caremark Rx, Inc. (a)	2,650,581
20,833	CIGNA Corp.	1,860,387
11,476	Express Scripts, Inc. (a)	1,000,592
60,942	HCA Inc.	3,264,663
36,353	Health Management Associates, Inc., Class A Shares	951,722
23,697	Humana, Inc. (a)	756,882
22,224	Laboratory Corp. of America Holdings (a)	1,071,197
13,118	Manor Care, Inc.	476,970
43,524	McKesson Corp.	1,643,031
13,874	Quest Diagnostics Inc.	1,458,574
69,803	Tenet Healthcare Corp. (a)	804,829
96,016	UnitedHealth Group Inc.	9,158,006
43,586	WellPoint Inc. (a)	5,463,505

		38,561,494

Pharmaceuticals - 7.2%
232,874	Abbott Laboratories	10,856,586
19,567	Allergan, Inc.	1,359,319
289,045	Bristol-Myers Squibb Co.	7,359,086
167,322	Eli Lilly and Co.	8,717,476
54,663	Forest Laboratories, Inc. (a)	2,019,798
22,296	Hospira, Inc. (a)	719,492
441,714	Johnson & Johnson	29,665,512
36,116	King Pharmaceuticals, Inc. (a)	300,124
40,430	Medco Health Solutions, Inc. (a)	2,004,115
330,955	Merck & Co., Inc.	10,713,013
39,868	Mylan Laboratories Inc.	706,461
1,125,921	Pfizer Inc.	29,577,945
219,031	Schering-Plough Corp.	3,975,413
16,026	Watson Pharmaceuticals, Inc. (a)	492,479
198,388	Wyeth	8,368,006

		116,834,825

	TOTAL HEALTHCARE	208,126,727

INDUSTRIALS - 12.8%
Aerospace & Defense - 1.9%
125,292	The Boeing Co.	7,324,570
29,534	General Dynamics Corp.	3,161,615
17,478	Goodrich Corp.	669,233
16,131	L-3 Communications Holdings, Inc.	1,145,624
61,261	Lockheed Martin Corp.	3,740,597
55,597	Northrop Grumman Corp.	3,001,126
62,083	Raytheon Co.	2,402,612
26,365	Rockwell Collins, Inc.	1,254,710

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 1.9% (continued)
76,733	United Technologies Corp.	$7,800,677

		30,500,764

Air Freight & Couriers - 1.0%
44,513	FedEx Corp.	4,181,996
9,678	Ryder Systems, Inc.	403,573
168,049	United Parcel Service, Inc., Class B Shares	12,223,884

		16,809,453

Airlines - 0.1%
18,024	Delta Air Lines, Inc. (a)	72,997
110,645	Southwest Airlines Co.	1,575,585

		1,648,582

Building Products - 0.2%
27,185	American Standard Cos. Inc.	1,263,559
67,347	Masco Corp.	2,334,920

		3,598,479

Commercial Services & Supplies - 1.7%
39,598	Allied Waste Industries, Inc. (a)	289,461
23,572	Apollo Group, Inc., Class A Shares (a)	1,745,742
87,734	Automatic Data Processing Inc.	3,943,643
15,082	Avery Dennison Corp.	934,028
150,401	Cendant Corp.	3,089,237
22,253	Cintas Corp.	919,271
20,828	Convergys Corp. (a)	310,962
20,472	Equifax, Inc.	628,286
131,554	First Data Corp.	5,171,388
29,062	Fiserv, Inc. (a)	1,156,668
26,425	H&R Block, Inc.	1,336,577
16,706	Monster Worldwide, Inc. (a)	468,603
52,659	Paychex, Inc.	1,728,268
34,709	Pitney Bowes, Inc.	1,566,070
32,042	R.R. Donnelley & Sons Co.	1,013,168
23,644	Robert Half International Inc.	637,442
21,087	Sabre Holdings Corp., Class A Shares	461,384
85,678	Waste Management, Inc.	2,471,810

		27,872,008

Construction & Engineering - 0.0%
12,131	Fluor Corp.	672,421

Electrical Equipment - 0.5%
27,382	American Power Conversion Corp.	714,944
13,584	Cooper Industries, Ltd., Class A Shares	971,528
62,857	Emerson Electric Co.	4,081,305
26,616	Rockwell Automation, Inc.	1,507,530

		7,275,307

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 5.2%
116,562	3M Co.	$9,988,198
1,569,949	General Electric Co.	56,612,361
127,754	Honeywell International Inc.	4,753,726
18,186	Reynolds American Inc.	1,465,610
20,457	Textron, Inc.	1,526,501
297,751	Tyco International Ltd.	10,063,984

		84,410,380

Machinery - 1.5%
51,608	Caterpillar Inc.	4,719,036
5,897	Cummins Inc.	414,854
40,846	Danaher Corp.	2,181,585
36,236	Deere & Co.	2,432,523
30,300	Dover Corp.	1,145,037
22,667	Eaton Corp.	1,482,422
43,116	Illinois Tool Works, Inc.	3,860,175
26,132	Ingersoll-Rand Co. Ltd., Class A Shares	2,081,414
13,702	ITT Industries, Inc.	1,236,468
9,660	Navistar International Corp. (a)	351,624
25,943	PACCAR Inc.	1,878,014
18,411	Pall Corp.	499,306
17,687	Parker-Hannifin Corp.	1,077,492

		23,359,950

Road & Rail - 0.6%
55,625	Burlington Northern Santa Fe Corp.	2,999,856
32,052	CSX Corp.	1,334,966
58,451	Norfolk Southern Corp.	2,165,610
38,545	Union Pacific Corp.	2,686,586

		9,187,018

Trading Companies & Distributors - 0.1%
25,769	Genuine Parts Co.	1,120,694
12,366	W.W. Grainger, Inc.	770,031

		1,890,725

	TOTAL INDUSTRIALS	207,225,087

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.4%
117,471	ADC Telecommunications, Inc. (a)	233,767
23,697	Andrew Corp. (a)	277,492
63,419	Avaya Inc. (a)	740,734
87,313	CIENA Corp. (a)	150,178
965,725	Cisco Systems, Inc. (a)	17,276,820
28,815	Comverse Technology, Inc. (a)	726,714
201,483	Corning, Inc. (a)	2,242,506
211,613	JDS Uniphase Corp. (a)	353,394
634,773	Lucent Technologies Inc. (a)	1,745,626

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Communications Equipment - 2.4% (continued)
349,410	Motorola, Inc.	$5,230,668
239,988	QUALCOMM, Inc.	8,795,560
22,554	Scientific-Atlanta, Inc.	636,474
68,885	Tellabs, Inc. (a)	502,860

		38,912,793

Computers & Peripherals - 3.9%
120,540	Apple Computer, Inc. (a)	5,022,902
371,308	Dell Inc. (a)	14,265,653
359,650	EMC Corp. (a)	4,430,888
44,413	Gateway, Inc. (a)	178,984
453,811	Hewlett-Packard Co.	9,956,613
248,842	International Business Machines Corp.	22,739,182
19,063	Lexmark International, Inc., Class A Shares (a)	1,524,468
28,159	NCR Corp. (a)	950,085
51,427	Network Appliance, Inc. (a)	1,422,471
24,041	NVIDIA Corp. (a)	571,214
488,479	Sun Microsystems, Inc. (a)	1,973,455

		63,035,915

Electronic Equipment & Instruments - 0.5%
62,015	Agilent Technologies, Inc. (a)	1,376,733
39,299	Broadcom Corp., Class A Shares (a)	1,175,826
27,208	Jabil Circuit, Inc. (a)	775,972
25,208	Molex, Inc.	664,483
18,985	PerkinElmer, Inc.	391,661
77,248	Sanmina-SCI Corp. (a)	403,235
142,650	Solectron Corp. (a)	494,996
34,745	Symbol Technologies, Inc.	503,455
12,455	Tektronix, Inc.	305,521
24,499	Thermo Electron Corp. (a)	619,580
17,913	Waters Corp. (a)	641,106

		7,352,568

Internet Software & Services - 0.4%
185,868	Yahoo! Inc. (a)	6,300,925

IT Consulting & Services - 0.3%
20,094	Affiliated Computer Services, Inc., Class A Shares (a)	1,069,805
28,046	Computer Sciences Corp. (a)	1,285,909
74,549	Electronic Data Systems Corp.	1,540,928
42,791	SunGard Data Systems Inc. (a)	1,476,290
49,467	Unisys Corp. (a)	349,237

		5,722,169

Office Electronics - 0.1%
122,950	Xerox Corp. (a)	1,862,692

Semiconductor Equipment & Products - 3.0%
52,069	Advanced Micro Devices, Inc. (a)	839,352

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 3.0% (continued)
56,314	Altera Corp. (a)	$1,113,891
55,537	Analog Devices, Inc.	2,007,107
250,643	Applied Materials, Inc. (a)	4,072,949
46,003	Applied Micro Circuits Corp. (a)	151,350
55,855	Freescale Semiconductor Inc., Class B Shares (a)	963,499
926,565	Intel Corp.	21,524,105
29,124	KLA-Tencor Corp. (a)	1,339,995
46,529	Linear Technology Corp.	1,782,526
57,443	LSI Logic Corp. (a)	321,106
48,957	Maxim Integrated Products, Inc.	2,000,873
90,921	Micron Technology, Inc. (a)	940,123
52,656	National Semiconductor Corp.	1,085,240
22,544	Novellus Systems, Inc. (a)	602,601
25,556	PMC-Sierra, Inc. (a)	224,893
13,902	QLogic Corp. (a)	563,031
28,365	Teradyne, Inc. (a)	414,129
258,124	Texas Instruments Inc.	6,579,581
51,186	Xilinx, Inc.	1,496,167

		48,022,518

Software - 3.7%
35,642	Adobe Systems, Inc.	2,394,073
33,487	Autodesk, Inc.	996,573
33,207	BMC Software, Inc. (a)	498,105
24,474	Citrix Systems, Inc. (a)	582,971
78,665	Computer Associates International, Inc.	2,131,822
56,667	Compuware Corp. (a)	408,002
44,652	Electronic Arts Inc. (a)	2,312,081
29,510	Intuit Inc. (a)	1,291,653
13,502	Mercury Interactive Corp. (a)	639,725
1,504,771	Microsoft Corp.	36,370,315
55,572	Novell, Inc. (a)	331,209
670,615	Oracle Corp. (a)	8,369,275
40,982	Parametric Technology, Inc. (a)	229,089
73,545	Siebel Systems, Inc. (a)	671,466
104,253	Symantec Corp. (a)	2,223,716
63,783	VERITAS Software Corp. (a)	1,481,041

		60,931,116

	TOTAL INFORMATION TECHNOLOGY	232,140,696

MATERIALS - 3.2%
Chemicals - 1.8%
33,779	Air Products & Chemicals, Inc.	2,137,873
138,820	The Dow Chemical Co.	6,920,177
148,514	E.I. du Pont de Nemours & Co.	7,609,857
11,503	Eastman Chemical Co.	678,677

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Chemicals - 1.8% (continued)
33,026	Ecolab Inc.	$1,091,509
18,886	Engelhard Corp.	567,147
7,614	Great Lakes Chemical Corp.	244,562
15,978	Hercules, Inc. (a)	231,521
13,138	International Flavors & Fragrances, Inc.	518,951
39,534	Monsanto Co.	2,549,943
25,618	PPG Industries, Inc.	1,832,199
48,548	Praxair, Inc.	2,323,507
28,358	Rohm and Haas Co.	1,361,184
10,444	Sigma-Aldrich Corp.	639,695

		28,706,802

Construction Materials - 0.0%
14,991	Vulcan Materials Co.	851,939

Containers & Packaging - 0.2%
16,684	Ball Corp.	692,052
15,956	Bemis, Inc.	496,551
23,317	Pactiv Corp. (a)	544,452
12,785	Sealed Air Corp. (a)	664,053
8,218	Temple-Inland, Inc.	596,216

		2,993,324

Metals & Mining - 0.7%
129,374	Alcoa Inc.	3,931,676
11,266	Allegheny Technologies Inc.	271,623
24,116	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	955,235
64,297	Newmont Mining Corp.	2,716,548
23,232	Nucor Corp.	1,337,234
13,871	Phelps Dodge Corp.	1,411,097
16,874	United States Steel Corp.	858,043

		11,481,456

Paper & Forest Products - 0.5%
37,653	Georgia-Pacific Corp.	1,336,305
71,403	International Paper Co.	2,626,916
15,760	Louisiana-Pacific Corp.	396,206
29,943	MeadWestvaco Corp.	952,786
34,969	Weyerhaeuser Co.	2,395,376

		7,707,589

	TOTAL MATERIALS	51,741,110

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
46,466	ALLTEL Corp.	2,548,660
118,144	AT&T Corp.	2,215,200
272,789	BellSouth Corp.	7,171,623
21,256	CenturyTel, Inc.	698,047
42,973	Citizens Communications Co.	556,071

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Diversified Telecommunication Services - 2.8% (continued)
242,273	Qwest Communications International Inc. (a)	$896,410
492,247	SBC Communications Inc.	11,661,331
212,033	Sprint Corp.	4,823,751
411,363	Verizon Communications Inc.	14,603,386

		45,174,479

Wireless Telecommunication Services - 0.3%
163,575	Nextel Communications, Inc., Class A Shares (a)	4,648,802

	TOTAL TELECOMMUNICATION SERVICES	49,823,281

UTILITIES - 3.3%
Electric Utilities - 2.6%
93,020	The AES Corp. (a)	1,523,668
21,619	Allegheny Energy, Inc. (a)	446,649
27,044	Ameren Corp.	1,325,426
58,782	American Electric Power Co., Inc.	2,002,115
63,998	Calpine Corp. (a)	179,194
43,413	CenterPoint Energy, Inc.	522,258
26,644	Cinergy Corp.	1,079,615
28,437	CMS Energy Corp. (a)	370,818
35,747	Consolidated Edison, Inc.	1,507,808
24,867	Constellation Energy Group, Inc.	1,285,624
48,441	Dominion Resources, Inc.	3,605,464
25,221	DTE Energy Co.	1,147,051
48,582	Edison International	1,686,767
33,978	Entergy Corp.	2,400,885
98,055	Exelon Corp.	4,499,744
48,973	FirstEnergy Corp.	2,054,417
55,087	FPL Group, Inc.	2,211,743
55,605	PG&E Corp.	1,896,131
13,762	Pinnacle West Capital Corp.	585,023
26,441	PPL Corp.	1,427,550
36,412	Progress Energy, Inc.	1,527,483
35,183	Public Service Enterprise Group Inc.	1,913,603
109,279	The Southern Co.	3,478,351
28,118	TECO Energy, Inc.	440,890
37,727	TXU Corp.	3,004,201
59,062	Xcel Energy, Inc.	1,014,685

		43,137,163

Gas Utilities - 0.3%
94,415	El Paso Corp.	998,911
23,838	KeySpan Corp.	928,967
16,347	Kinder Morgan, Inc.	1,237,468
6,498	Nicor, Inc.	241,011
5,376	Peoples Energy Corp.	225,362

See Notes to Schedules of Investments.

EQUITY INDEX PORTFOLIO

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Gas Utilities - 0.3% (continued)
34,031	Sempra Energy	$1,355,795

		4,987,514

Multi-Utilities - 0.4%
135,184	Duke Energy Corp.	3,786,504
47,126	Dynegy Inc., Class A Shares (a)	184,263
39,042	NiSource Inc.	889,767
77,409	The Williams Cos., Inc.	1,456,063

		6,316,597

	TOTAL UTILITIES	54,441,274

	TOTAL COMMON STOCK (Cost - $1,587,493,914)	1,609,673,221

FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
U.S TREASURY OBLIGATION - 0.2%
$3,945,000	United States Treasury Bill due 6/16/05 (d) (Cost - $3,922,264)	3,922,616

REPURCHASE AGREEMENT - 0.6%
9,306,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services Inc., 2.840% due 4/1/05; Proceeds at maturity - $9,306,734; (Fully collateralized by various U.S. government agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value —$9,492,122) (b) (Cost - $9,306,000)	9,306,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,228,264)	13,228,616

	TOTAL INVESTMENTS - 99.9% (Cost - $1,600,722,178*)	1,622,901,837
	Other Assets in Excess of Liabilities - 0.1%	1,018,115

	TOTAL NET ASSETS - 100.0%	$1,623,919,952

(a)	Non-income producing security.

(b)	All or a portion of this security is segregated for open futures contracts commitments.

(c)	Citigroup Inc. is the parent company of the Travelers Investment Management Company, the Fund’s investment adviser.

(d)	All or a portion of this security is held as collateral for open futures contracts commitments.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.2%
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 1.2%
380	Ctrip.com International Ltd., ADR (a)	$14,383
3,940	McDonald’s Corp.	122,692

		137,075

Household Durables - 1.0%
4,850	Newell Rubbermaid Inc.	106,409

Leisure Equipment & Products - 0.8%
4,050	Mattel, Inc.	86,467

Media - 5.6%
4,990	Comcast Corp., Class A Shares (a)	168,562
9,137	Liberty Media Corp., Class A Shares (a)	94,751
8,120	News Corp., Class B Shares	142,993
7,250	Time Warner Inc. (a)	127,237
2,450	Viacom Inc., Class B Shares	85,333

		618,876

Multi-Line Retail - 2.9%
1,920	Costco Wholesale Corp.	84,826
5,340	Dollar General Corp.	116,999
2,220	J.C. Penney Co., Inc.	115,262

		317,087

Specialty Retail - 1.5%
3,160	Best Buy Co., Inc.	170,672

	TOTAL CONSUMER DISCRETIONARY	1,436,586

CONSUMER STAPLES - 8.7%
Beverages - 2.0%
4,100	PepsiCo, Inc.	217,423

Food Products - 2.5%
2,940	Kellogg Co.	127,214
6,860	Sara Lee Corp.	152,018

		279,232

Household Products - 2.7%
2,090	Kimberly-Clark Corp.	137,376
3,130	The Procter & Gamble Co.	165,890

		303,266

Personal Products - 0.8%
1,940	The Estee Lauder Cos. Inc., Class A Shares	87,261

Tobacco - 0.7%
1,210	Altria Group, Inc.	79,122

	TOTAL CONSUMER STAPLES	966,304

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
ENERGY - 8.1%
Energy Equipment & Services - 1.9%
2,770	ENSCO International Inc.	$104,318
2,830	GlobalSantaFe Corp.	104,823

		209,141

Oil & Gas - 6.2%
1,240	ChevronTexaco Corp.	72,304
4,880	Exxon Mobil Corp.	290,848
1,870	Nexen Inc.	102,719
1,920	Total SA, Sponsored ADR	225,082

		690,953

	TOTAL ENERGY	900,094

FINANCIALS - 19.2%
Banks - 6.9%
6,456	Bank of America Corp.	284,710
1,930	Comerica Inc.	106,304
2,490	Wachovia Corp.	126,766
4,250	Wells Fargo & Co.	254,150

		771,930

Diversified Financials - 8.9%
2,800	American Express Co.	143,836
1,740	Capital One Financial Corp.	130,100
1,580	Freddie Mac	99,856
1,580	The Goldman Sachs Group, Inc.	173,784
5,725	JPMorgan Chase & Co.	198,085
780	Legg Mason, Inc.	60,949
3,190	Merrill Lynch & Co., Inc.	180,554

		987,164

Insurance - 3.4%
2,660	American International Group, Inc.	147,391
1,260	Assurant, Inc.	42,462
1	Berkshire Hathaway Inc., Class A Shares (a)	87,000
1,220	The Chubb Corp.	96,709

		373,562

	TOTAL FINANCIALS	2,132,656

HEALTHCARE - 12.0%
Biotechnology - 2.8%
2,418	Amgen Inc. (a)	140,752
1,880	Genentech, Inc. (a)	106,427
1,480	OSI Pharmaceuticals, Inc. (a)	61,183

		308,362

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 1.6%
1,870	Fisher Scientific International Inc. (a)	$106,440
900	Zimmer Holdings, Inc. (a)	70,029

		176,469

Healthcare Providers & Services - 2.3%
2,510	Coventry Health Care, Inc. (a)	171,031
690	WellPoint Inc. (a)	86,492

		257,523

Pharmaceuticals - 5.3%
1,680	GlaxoSmithKline PLC, ADR	77,146
4,340	Pfizer Inc.	114,012
1,800	Sanofi-Aventis	76,212
1,940	Sepracor Inc. (a)	111,375
6,650	Teva Pharmaceutical Industries Ltd., Sponsored ADR	206,150

		584,895

	TOTAL HEALTHCARE	1,327,249

INDUSTRIALS - 14.1%
Aerospace & Defense - 5.0%
5,120	The Boeing Co.	299,315
1,440	Lockheed Martin Corp.	87,926
4,410	Raytheon Co.	170,667

		557,908

Building Products - 1.3%
3,000	American Standard Cos. Inc.	139,440

Commercial Services & Supplies - 2.8%
1,910	Avery Dennison Corp.	118,286
3,390	Paychex, Inc.	111,260
2,760	Waste Management, Inc.	79,626

		309,172

Industrial Conglomerates - 5.0%
12,460	General Electric Co.	449,308
2,960	Honeywell International Inc.	110,142

		559,450

	TOTAL INDUSTRIALS	1,565,970

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.7%
60,190	ADC Telecommunications, Inc. (a)	119,778
8,410	Cisco Systems, Inc. (a)	150,455
30,130	Nortel Networks Corp. (a)	82,255
3,290	Polycom, Inc. (a)	55,765

		408,253

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 4.3%
4,530	Dell Inc. (a)	$174,043
2,150	International Business Machines Corp.	196,467
1,350	Lexmark International, Inc., Class A Shares (a)	107,960

		478,470

Electronic Equipment & Instruments - 0.4%
1,740	Dolby Laboratories Inc., Class A Shares (a)	40,890

Internet Software & Services - 0.2%
870	SINA Corp. (a)	27,022

Semiconductor Equipment & Products - 3.5%
5,200	Applied Materials, Inc. (a)	84,500
7,300	Intel Corp.	169,579
3,200	Maxim Integrated Products, Inc.	130,784

		384,863

Software - 4.0%
1,090	Cognos, Inc. (a)	45,715
14,620	Microsoft Corp.	353,365
3,460	Oracle Corp. (a)	43,181

		442,261

	TOTAL INFORMATION TECHNOLOGY	1,781,759

MATERIALS - 3.8%
Chemicals - 1.6%
1,380	Air Products & Chemicals, Inc.	87,340
1,640	E.I. du Pont de Nemours & Co.	84,034

		171,374

Metals & Mining - 2.2%
8,620	Barrick Gold Corp.	206,535
2,610	Placer Dome Inc.	42,334

		248,869

	TOTAL MATERIALS	420,243

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.4%
6,860	Sprint Corp.	156,065

Wireless Telecommunication Services - 0.7%
2,800	Nextel Communications, Inc., Class A Shares (a)	79,576

	TOTAL TELECOMMUNICATION SERVICES	235,641

UTILITIES - 1.1%
Multi-Utilities - 1.1%
3,190	Sempra Energy	127,090

	TOTAL COMMON STOCK (Cost - $9,284,553)	10,893,592

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE GROWTH & INCOME FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 2.3%
$249,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services Inc., 2.840% due 4/1/05; Proceeds at maturity - $249,020; (Fully collateralized by U.S. government agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/29/05 to 11/15/30; Market value - $253,980) (Cost - $249,000)	249,000

	TOTAL INVESTMENTS - 100.5% (Cost - $9,533,553*)	11,142,592
	Liabilities in Excess of Other Assets - (0.5%)	(50,777)

	TOTAL NET ASSETS - 100.0%	$11,091,815

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 91.4%
CONSUMER DISCRETIONARY - 18.0%
Media - 17.9%
48,820	Cablevision Systems Corp., NY Group Class A Shares (a)	$1,369,401
4,117	Comcast Corp., Class A Shares (a)	139,072
66,025	Comcast Corp., Special Class A Shares (a)	2,205,235
85	DreamWorks Animation SKG, Inc., Class A Shares (a)	3,460
105,400	Liberty Media Corp., Class A Shares (a)	1,092,998
2,730	Liberty Media International, Inc., Class A Shares (a)	119,410
100,200	Time Warner Inc. (a)	1,758,510
8,653	Viacom Inc., Class B Shares	301,384
35,000	The Walt Disney Co.	1,005,550
5,600	World Wrestling Entertainment, Inc.	67,200

		8,062,220

Specialty Retail - 0.1%
7,700	Charming Shoppes, Inc. (a)	62,601

	TOTAL CONSUMER DISCRETIONARY	8,124,821

ENERGY - 12.1%
Energy Equipment & Services - 6.6%
7,600	Core Laboratories N.V. (a)	195,092
25,650	Grant Prideco, Inc. (a)	619,704
37,250	Weatherford International Ltd. (a)	2,158,265

		2,973,061

Oil & Gas - 5.5%
32,300	Anadarko Petroleum Corp.	2,458,030
255	Bill Barret Corp. (a)	7,372

		2,465,402

	TOTAL ENERGY	5,438,463

EXCHANGE TRADED FUND - 1.6%
19,600	Nasdaq-100 Index Tracking Stock	716,380

FINANCIALS - 9.8%
Banks - 0.7%
17,849	New York Community Bancorp, Inc.	324,138

Diversified Financials - 9.1%
4,500	CIT Group Inc.	171,000
3,900	Cohen & Steers, Inc.	64,350
200	Greenhill & Co., Inc.	7,160
22,550	Lehman Brothers Holdings Inc.	2,123,308
30,300	Merrill Lynch & Co., Inc.	1,714,980
50	National Financial Partners Corp.	1,990

		4,082,788

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 0.0%
3	Corrections Corp. of America (a)	$116

	TOTAL FINANCIALS	4,407,042

HEALTHCARE - 31.9%
Biotechnology - 18.7%
6,420	Alkermes, Inc. (a)	66,640
34,900	Amgen Inc. (a)	2,031,529
32,850	Biogen Idec Inc. (a)	1,133,654
2,600	CancerVax Corp. (a)	17,134
48,175	Chiron Corp. (a)	1,689,015
4,300	Genentech, Inc. (a)	243,423
35,448	Genzyme Corp. (a)	2,029,043
25,928	ImClone Systems Inc. (a)	894,516
8,200	Isis Pharmaceuticals, Inc. (a)	31,734
23,546	Millennium Pharmaceuticals, Inc. (a)	198,257
4,860	Nanogen, Inc. (a)	16,913
6,410	Vertex Pharmaceuticals Inc. (a)	59,998
1,265	ViaCell, Inc. (a)	9,538

		8,421,394

Healthcare Equipment & Supplies - 0.4%
3,400	Biosite Inc. (a)	176,902

Healthcare Providers & Services - 5.1%
24,260	UnitedHealth Group Inc.	2,313,919

Pharmaceuticals - 7.7%
51,080	Forest Laboratories, Inc. (a)	1,887,406
12,100	Johnson & Johnson	812,636
22,900	King Pharmaceuticals, Inc. (a)	190,299
3,500	Pfizer Inc.	91,945
6,442	Teva Pharmaceutical Industries Ltd., Sponsored ADR	199,702
14,000	Valeant Pharmaceuticals International	315,280

		3,497,268

	TOTAL HEALTHCARE	14,409,483

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.1%
19,600	L-3 Communications Holdings, Inc.	1,391,992

Commercial Services & Supplies - 0.0%
105	Cogent Inc. (a)	2,644

Industrial Conglomerates - 4.0%
53,634	Tyco International Ltd.	1,812,829

Machinery - 1.2%
20,500	Pall Corp.	555,960

	TOTAL INDUSTRIALS	3,763,425

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 2.3%
14,700	C-COR Inc. (a)	$89,376
4,200	DSP Group, Inc. (a)	108,192
43,300	Motorola, Inc.	648,201
11,400	Nokia Oyj, Sponsored ADR	175,902

		1,021,671

Computers & Peripherals - 1.8%
3,500	LaserCard Corp. (a)	17,430
38,162	Maxtor Corp. (a)	203,022
31,500	Quantum Corp. (a)	91,665
18,100	SanDisk Corp. (a)	503,180

		815,297

Electronic Equipment & Instruments - 0.6%
4,000	Broadcom Corp., Class A Shares (a)	119,680
5,750	Excel Technology, Inc. (a)	141,335

		261,015

Semiconductor Equipment & Products - 4.3%
6,500	Cirrus Logic, Inc. (a)	29,380
4,900	Cree, Inc. (a)	106,575
4,173	Freescale Semiconductor Inc., Class B Shares (a)	71,984
19,425	Intel Corp.	451,243
87,555	Micron Technology, Inc. (a)	905,319
14,200	RF Micro Devices, Inc. (a)	74,124
5,400	Standard Microsystems Corp. (a)	93,744
14,100	Teradyne, Inc. (a)	205,860

		1,938,229

Software - 0.6%
3,300	Advent Software, Inc. (a)	59,994
3,800	Autodesk, Inc.	113,088
3,800	Microsoft Corp.	91,846

		264,928

	TOTAL INFORMATION TECHNOLOGY	4,301,140

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
3,100	AT&T Corp.	58,125

	TOTAL COMMON STOCK (Cost - $41,368,688)	41,218,879

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 8.5%
$1,141,000	Interest in $617,607,000 joint tri-party repurchase agreement dated 3/31/05 with Goldman, Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $1,141,090; (Fully collateralized by U.S. Treasury Bills, Notes and Bonds and Inflation-Indexed Notes, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $1,163,821)	$1,141,000
1,000,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity - $1,000,079; (Fully collateralized by Federal National Mortgage Association Bills, 0.000% due 4/13/05 to 2/24/06; Market value - $1,020,008)	1,000,000
1,700,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services Inc., 2.840% due 4/1/05; Proceeds at maturity - $1,700,134; (Fully collateralized by various U.S. government agencies and International Bank for Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $1,734,000)	1,700,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $3,841,000)	3,841,000

	TOTAL INVESTMENTS - 99.9% (Cost - $45,209,688*)	45,059,879

	Other Assets in Excess of Liabilities - 0.1%	54,824

	TOTAL NET ASSETS - 100.0%	$45,114,703

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.3%
Australia - 2.4%
1,000	Macquarie Bank Ltd.	$37,115
1,802	News Corp. Ltd.	31,733

		68,848

Denmark - 1.8%
930	Novo Nordisk A/S, Class B Shares	51,799

Finland - 2.7%
5,000	Nokia Oyj	77,546

France - 6.6%
2,000	Axa	53,296
625	Essilor International S.A.	45,184
800	Total SA, Sponsored ADR	93,784

		192,264

Germany - 4.4%
450	BASF AG, Sponsored ADR	31,748
1,300	SAP AG, Sponsored ADR	52,104
1,400	Stada Arzneimittel AG	43,770

		127,622

Hong Kong - 1.9%
2,000	Hutchinson Whampoa Ltd.	16,989
14,000	Luen Thai Holdings Ltd.(a)	6,013
4,000	Swire Pacific Limited, Class A Shares	31,670

		54,672

Ireland - 6.9%
3,900	Bank of Ireland	61,446
2,512	CRH PLC	65,865
6,000	Irish Continental Group PLC(a)	73,915

		201,226

Italy - 0.9%
2,000	Saipem S.p.A	25,364

Japan - 20.5%
1,000	Canon Inc.	53,626
5,000	Dowa Mining Co., Ltd.	33,714
2,000	Honda Motor Co., Ltd., Sponsored ADR	50,080
300	Hoya Corp.	33,015
2,000	Ito-Yokado Co., Ltd.	79,832
6	Mitsubishi Tokyo Financial Group, Inc.	52,040
300	Nichii Gakkan Co.	9,037
200	Nidec Corp.	24,901
2,000	Nomura Holdings, Inc.	27,979
700	NTT DoCoMo, Inc., Sponsored ADR	11,725
300	Rohm Co. Ltd.	28,958
500	Seven-Eleven Japan Co., Ltd., Unsponsored ADR	14,678
2,000	Sharp Corp.	30,254
600	Shin-Etsu Chemical Co., Ltd.	22,719
4,000	Terumo Corp.	120,494

		593,052

Mexico - 3.3%
27,000	Wal-Mart de Mexico S.A. de CV	94,688

See Notes to Schedules of Investments.

SALOMON BROTHERS VARIABLE INTERNATIONAL EQUITY FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Netherlands - 2.0%
975	Royal Dutch Petroleum Co.	$58,311

Norway - 0.8%
2,900	Stolt Offshore S.A. (a)	22,345

Singapore - 1.9%
6,000	DBS Group Holdings Ltd.	54,149

Spain - 3.8%
5,000	Indra Sistemas S.A.	89,735
1,100	Telefonica S.A.	19,171

		108,906

Switzerland - 13.7%
2,500	Mettler-Toledo International Inc. (a)	118,750
240	Nestle SA	65,696
900	Roche Holding AG	96,512
200	Synthes, Inc. (a)	22,250
1,100	UBS AG	92,932

		396,140

United Kingdom - 23.7%
2,000	BOC Group PLC	38,488
6,600	BP PLC	68,366
14,800	Capita Group PLC	105,091
7,000	Compass Group PLC	31,925
3,000	Diageo PLC	42,265
825	HSBC Holdings PLC, Sponsored ADR	65,505
16,000	O2 PLC (a)	36,033
1,112	Royal Bank of Scotland Group PLC	35,364
22,000	Serco Group PLC	101,479
1,700	Smith & Nephew PLC	15,972
11,207	Tesco PLC	66,984
7,000	Tomkins PLC	34,933
3,700	WPP Group PLC	42,099

		684,504

	TOTAL COMMON STOCK (Cost - $1,880,614)	2,811,436

FACE AMOUNT
REPURCHASE AGREEMENT - 1.2%
$34,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Financial Services, Inc., 2.840% due 4/1/05; Proceeds at maturity - $34,003; (Fully collateralized by various U.S. government agencies and International Bank Reconstruction & Development Bills, Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $34,680) (Cost - $34,000)	$34,000

	TOTAL INVESTMENTS - 98.5% (Cost - $1,914,614*)	$2,845,436
	Other Assets in Excess of Liabilities - 1.5%	44,208

	TOTAL NET ASSETS - 100.0%	$2,889,644

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Money Market Fund (“Money Market Fund”), Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund (“All Cap Value Fund”), Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund (“Growth & Income Fund”), Salomon Brothers Variable Aggressive Growth Fund (“Aggressive Growth Fund”) and Salomon Brothers Variable International Equity Fund (“International Equity Fund”) (“Fund(s)”) are separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market, securities for which no sale price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Debt securities are valued at the mean between the quoted bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Money Market Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Schedules of Investments (unaudited) (continued)

(c) Financial Futures Contracts. Certain Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Forward Foreign Currency Contracts. Certain Funds may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer, and for which specific information is not known, for example, the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar roll transactions. The Funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of the similar securities.

Notes to Schedules of Investments (unaudited) (continued)

(g) Loan Participations. Certain Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan participation, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Concentration of Risk. Under normal market conditions, the Money Market Fund invests at least 25% of its assets in short-term bank instruments. Because of its concentration policy, the Fund may be subject to greater risk and market fluctuation than a portfolio that has securities representing a broader range of investment alternatives.

(i) Credit and Market Risk. Certain Funds may invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. In addition, certain Funds may invest in foreign securities. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

(k) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Strategic Income Portfolio	$2,485,196	$(1,576,443)	$908,753
All Cap Value Fund	582,442	(192,493)	389,949
Equity Index Portfolio	264,535,280	(242,355,621)	22,179,659
Growth & Income Fund	1,845,535	(236,496)	1,609,039
Aggressive Growth Fund	5,100,016	(5,249,825)	(149,809)
International Equity Fund	989,956	(59,134)	930,822

At March 31, 2005, the Diversified Strategic Income Portfolio and the Equity Index Portfolio had the following open futures contracts:

Diversified Strategic Income Portfolio

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
To Buy:
U.S. Treasury 20 Year Bonds	17	6/05	$1,892,278	$1,893,375	$1,097
To Sell:
U.S. Treasury 2 Year Notes	25	6/05	5,183,503	5,172,265	11,238
U.S. Treasury 5 Year Notes	89	6/05	9,523,647	9,531,344	(7,697)
U.S. Treasury 10 Year Notes	18	6/05	1,960,731	1,966,781	(6,050)

Net Unrealized Loss on Open Futures Contracts					$(1,412)

Equity Index Portfolio

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
To Buy:
S&P 500 Index	35	6/05	$10,626,717	$10,359,125	$(267,592)

Notes to Schedules of Investments (unaudited) (continued)

At March 31, 2005, the Diversified Strategic Income Portfolio had the following open forward foreign currency contracts:

	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Euro	9,000,308	$8,778,987	5/24/05	$(221,321)
To Sell:
Euro	17,581,679	17,354,798	5/24/05	226,881

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$5,560

During the three months ended March 31, 2005, Diversified Strategic Income Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $94,542,953. For the three months ended March 31, 2005, Diversified Strategic Income Portfolio recorded interest income of $212,779 related to such transactions.

At March 31, 2005, Diversified Strategic Income Portfolio had outstanding net contracts to repurchase mortgage-backed securities in the amount of $33,337,978 for scheduled settlements on April 13 and April 18, 2005.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 31, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 31, 2005